Average Annual Total Returns (Vanguard U.S. Growth Fund Participant:)	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Russell 1000 Growth Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Standard & Poor's 500 Index Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.71%	33.48%	32.39%
Five Years	19.30%	20.39%	17.94%
Ten Years	7.32%	7.83%	7.41%